Operating leases (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Operating leases [Abstract]
Lease and sublease payments recognised as expense	₨ 527,523	₨ 463,283	₨ 424,829